SUMMARY OF STOCK OPTION ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Number of Options, Beginning balance	485,056	925,588
Weighted Average Exercise Price, Beginning balance	$ 0.0033	$ 0.0033
Non-Vested Options, Beginning balance	250,421	915,902
Weighted Average Grant date Fair Value, Beginning balance	$ 1.20	$ 1.68
Non-Vested Options, Granted	7,520,152	262,093
Weighted Average Exercise Price, Granted	$ 0.7000	$ 0.0033
Weighted Average Grant date Fair Value, Granted	$ 0.50	$ 0.96
Number of Options, Vested and exercised	67,969
Weighted Average Exercise Price, Vested and exercised	$ 0.0033	$ 0.0033
Non-Vested Options, Vested and exercised	(566,899)	(224,949)
Weighted Average Grant date Fair Value, Vested and exercised	$ 0.58	$ 1.49
Number of Options, Expired/cancelled	(176,705)	(702,625)
Weighted Average Exercise Price, Expired/cancelled	$ 0.0033	$ 0.0033
Non-Vested Options, Expired/cancelled	(176,706)	(702,625)
Weighted Average Grant date Fair Value, Expired/cancelled	$ 1.08	$ 1.47
Number of Options, Vested and exercised	(67,969)
Number of Options, Ending balance	7,760,534	485,056
Weighted Average Exercise Price, Ending balance	$ 0.6800	$ 0.0033
Non-Vested Options, Ending balance	7,026,968	250,421
Weighted Average Grant date Fair Value, Ending balance	$ 0.86	$ 1.20
Number of Options, Options exercisable	733,566
Weighted Average Exercise Price, Options exercisable	$ 0.5100
Number of Options, Options vested	733,566
Weighted Average Exercise Price, Options vested	$ 0.5100
Number of Options, Options expected to vest	3,724,957
Weighted Average Exercise Price, Options expected to vest	$ 0.6900